CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Cash flows from (used in) operating activities:
Net earnings	$ 259,809	$ 350,774
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	175,548	202,255
Cash flows from (used in) operations before changes in working capital	435,357	553,029
Changes in non-cash working capital balances:
Trade accounts receivable	(3,515)	(79,707)
Income taxes	2,969	2,115
Inventories	(115,082)	2,182
Prepaid expenses, deposits and other current assets	(8,320)	(13,807)
Accounts payable and accrued liabilities	49,621	74,732
Cash flows from operating activities	361,030	538,544
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(128,676)	(107,654)
Purchase of intangible assets	(11,558)	(17,566)
Business acquisitions	(1,300)	(1,303)
Proceeds on disposal of property, plant and equipment	5,783	15,649
Cash flows used in investing activities	(135,751)	(110,874)
Cash flows from (used in) financing activities:
Increase in amounts drawn under revolving long-term bank credit facility	176,000	39,000
Payment of lease obligations	(13,534)
Dividends paid	(110,346)	(94,566)
Proceeds from the issuance of shares	10,318	3,243
Repurchase and cancellation of shares (note 13(d))	(257,233)	(367,529)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,008)	(7,229)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(6,001)	(6,142)
Cash flows used in financing activities	(207,804)	(433,223)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(6)	(585)
Net increase (decrease) in cash and cash equivalents during the fiscal year	17,469	(6,138)
Cash and cash equivalents, beginning of fiscal year	46,657	52,795
Cash and cash equivalents, end of fiscal year	64,126	46,657
Cash paid (included in cash flows from operating activities):
Interest	33,149	25,530
Income taxes, net of refunds	$ 10,796	$ 9,688